NOTE 25: COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
Note 22 Commitments And Contingencies
Disclosure of detailed information about commitments
	Total	Within 1 year	2 - 5 years	Greater than 5 years
Maturity analysis of financial liabilities
Accounts payables and accrued liabilities	$1,874,990	$1,874,990	$—	$—
Notes payable	969,891	969,891	—	—
Convertible debentures payable	427,320	427,320	—	—
Lease liability	734,896	219,800	515,096	—
Secured loan payable	761,711	761,711	—	—
Total financial liabilities	$4,768,808	$4,253,712	$515,096	$—